FV Measurements (Tables)	12 Months Ended
Dec. 31, 2023
FV Measurements [Abstract]
Classification of Fair Value of Derivatives
As at December 31, 2023
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

7 $

6 $ -

$

13

FX forwards
-

3 -

3

7

9 -

16
HFT derivatives:

Power swaps and physical contracts
(5)

23 -

18

Natural gas swaps, futures, forwards, physical

contracts and related transportation

42

108

34

184

37

131

34

202
Other derivatives:

FX forwards
-

18 -

18

Equity derivatives

4 -

-

4

4

18 -

22
Total assets

48

158

34

240
Liabilities
Regulatory deferral:

Commodity swaps and forwards

43

30 -

73

FX forwards
-

3 -

3

43

33 -

76
HFT derivatives:

Power swaps and physical contracts
-

24 -

24

Natural gas swaps, futures, forwards and physical

contracts

13

19

365

397

13

43

365

421
Other derivatives:

FX forwards
-

7 -

7
-

7 -

7
Total liabilities

56

83

365

504
Net assets (liabilities)

$ (8) $

75 $ (331) $ (264)
As at December 31, 2022
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

120 $

48 $ -

$

168

FX forwards
-

18 -

18

Physical natural gas purchases and sales
-

-

52

52

120

66

52

238
HFT derivatives:

Power swaps and physical contracts

9

31

4

44

Natural gas swaps, futures, forwards, physical

contracts and related transportation

3

72

34

109

12

103

38

153
Other derivatives:

FX forwards
-

5 -

5
Total assets

132

174

90

396
Liabilities
Regulatory deferral:

Commodity swaps and forwards

15

9 -

24

FX forwards
-

1 -

1

15

10 -

25
HFT derivatives:

Power swaps and physical contracts

2

28

1

31

Natural gas swaps, futures, forwards and physical

contracts

51

118

825

994

53

146

826

1,025
Other derivatives:

FX forwards
-

23 -

23

Equity derivatives

5 -

-

5
Total liabilities

73

179

826

1,078
Net assets (liabilities) $

59 $ (5) $ (736) $ (682)

Change in Fair Value of Level 3 Financial Assets
The change in the FV of the Level 3 financial assets for the year ended December 31, 2023 was as follows:
Regulatory Deferral HFT Derivatives
Physical natural
Natural

millions of dollars gas purchases
Power

gas Total
Balance, January 1, 2023 $

52 $

4 $

34 $

90
Realized gains (losses) included in fuel for generation
and purchased power
(49) -

-

(49)
Unrealized gains (losses) included in regulatory
assets and liabilities
(3) -

-

(3)
Total realized and unrealized gains (losses) included
in non-regulated operating revenues
-

(4) -

(4)
Balance, December 31, 2023 $ -

$ -

$

34 $

34

Change in Fair Value of Level 3 Financial Liabilities
The change in the FV of the Level 3 financial liabilities for the year ended December 31, 2023 was as follows:

HFT Derivatives
Natural
millions of dollars
Power

gas Total
Balance, January 1, 2023 $

1 $

825 $

826
Total realized and unrealized gains included in non-
regulated operating revenues
(1) (460) (461)
Balance, December 31, 2023

$ -

$

365 $

365

Quantitative Information About Significant Unobservable Inputs Used in Level 3 Measurements
Significant
Weighted

millions of dollars FV Unobservable Input Low High average
(1)
Assets Liabilities
As at December 31, 2023
HFT derivatives – Natural

34 365 Third-party pricing $1.27 $16.25 $4.85
gas swaps, futures, forwards

and physical contracts

Total $ 34 $ 365
Net liability $ 331
As at December 31, 2022
Regulatory deferral –
Physical
$ 52 $ - Third-party pricing $5.79 $31.85 $12.27
natural gas purchases
HFT derivatives – Power

4 1 Third-party pricing $43.24 $269.10 $138.79
swaps and physical contracts
HFT derivatives – Natural

34 825 Third-party pricing $2.45 $33.88 $12.01
gas swaps, futures, forwards

and physical contracts

Total $ 90 $ 826
Net liability $ 736
(1) Unobservable inputs were weighted by the relative FV of the instruments.

Financial Liabilities not Measured at Fair Value on Consolidated Balance Sheets
Long-term debt is a financial liability not measured at FV on the Consolidated Balance Sheets. The balance consisted of the following:
As at Carrying
millions of dollars Amount FV Level 1 Level 2 Level 3 Total
December 31, 2023 $

18,365 $

16,621 $ -

$

16,363 $

258 $

16,621
December 31, 2022 $

16,318 $

14,670 $ -

$

14,284 $

386 $

14,670